Escrow Deposits - Additional Information (Detail) - BRL (R$) R$ in Millions	3 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cemig D [member]
Disclosure of escrow deposits [line items]
Escrow deposits	R$ 1,149	R$ 1,110
Ceming GT [member]
Disclosure of escrow deposits [line items]
Reversed provision amount with effect on the net income for previous year	101
Escrow deposits	R$ 201	R$ 184